UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Duma Capital Partners, L.P.
Address:    1370 Avenue of the Americas, 23rd Floor
            New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sangyeup Lee
Title:    Chief Operating Officer
Phone:    (212) 918-1731

Signature, Place and Date of Signing:


    /s/  Sangyeup Lee             New York, NY              August 14, 2008
    -------------------------     ----------------------    -----------------
             [Signature]             [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                         ------------

Form 13F Information Table Entry Total:  36
                                         -----------

Form 13F Information Table Value Total:  $89,676
                                         -----------
                                         (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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

                                                    DUMA CAPITAL PARTNERS, L.P.
                                                   FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED JUNE 30, 2008


                                                             VALUE    SHRS OR SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

AK STL HLDG CORP                COM               001547108      207   3000   SH         SOLE                  3000
------------------------------------------------------------------------------------------------------------------------------------

ANHEUSER BUSCH COS INC          COM               035229103     5038   81100  SH         SOLE                 81100
------------------------------------------------------------------------------------------------------------------------------------

ARCELORMITTAL SA LUXEMBOURG     NY REGISTRY SH    03938L104      297    3000  SH         SOLE                  3000
------------------------------------------------------------------------------------------------------------------------------------

BANCO BRADESCO S A              SP ADR PFD NEW    059460303      409   20000  SH         SOLE                 20000
------------------------------------------------------------------------------------------------------------------------------------

BROADRIDGE FINL SOLUTIONS IN    COM               11133T103      842   40000  SH         SOLE                 40000
------------------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY CORP          COM               165167107      989   15000  SH         SOLE                 15000
------------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE DO RIO DOCE      SPONSORED ADR     204412209     2866   80000  SH         SOLE                 80000
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                  COM               20825C104      944   10000  SH         SOLE                 10000
------------------------------------------------------------------------------------------------------------------------------------

DIAMOND OFFSHORE DRILLING IN    COM               25271C102      835    6000  SH         SOLE                  6000
------------------------------------------------------------------------------------------------------------------------------------

DIME BANCORP INC NEW            *W EXP 99/99/999  25429Q110      148  500000  SH         SOLE                500000
------------------------------------------------------------------------------------------------------------------------------------

EOG RES INC                     COM               26875P101      302    2300  SH         SOLE                  2300
------------------------------------------------------------------------------------------------------------------------------------

FEDERAL NATL MTG ASSN           COM               313586109      546   28000  SH         SOLE                 28000
------------------------------------------------------------------------------------------------------------------------------------

FORDING CDN COAL TR             TR UNIT           345425102      478    5000  SH         SOLE                  5000
------------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COPPER & GO    COM               35671D857      234    2000  SH         SOLE                  2000
------------------------------------------------------------------------------------------------------------------------------------

GRACE W R & CO DEL NEW          COM               38388F108    16543  704236  SH         SOLE                704236
------------------------------------------------------------------------------------------------------------------------------------

GRACE W R & CO DEL NEW          COM               38388F108    12450  530000  SH   PUT   SOLE                530000
------------------------------------------------------------------------------------------------------------------------------------

GRACE W R & CO DEL NEW          COM               38388F108     5873  250000  SH   CALL  SOLE                250000
------------------------------------------------------------------------------------------------------------------------------------

INDYMAC BANCORP INC             COM               456607100       25   39700  SH         SOLE                 39700
------------------------------------------------------------------------------------------------------------------------------------


                                                                        3


                                                    DUMA CAPITAL PARTNERS, L.P.
                                                   FORM 13F INFORMATION TABLE
                                                    QUARTER ENDED JUNE 30, 2008


                                                             VALUE    SHRS OR SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)  PRN AMT PRN  CALL  DISCRETION MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

INTERACTIVE BROKERS GROUP IN    COM               45841N107     1285  40000   SH         SOLE                 40000
------------------------------------------------------------------------------------------------------------------------------------

KANSAS CITY SOUTHERN            COM NEW           485170302     1100  25000   SH         SOLE                 25000
------------------------------------------------------------------------------------------------------------------------------------

KODIAK OIL & GAS CORP           COM               50015Q100      285  62500   SH         SOLE                 62500
------------------------------------------------------------------------------------------------------------------------------------

LOEWS CORP                      COM               540424108     1173  25000   SH         SOLE                 25000
------------------------------------------------------------------------------------------------------------------------------------

MAGUIRE  PPTYS INC              COM               559775101      487  40000   SH         SOLE                 40000
------------------------------------------------------------------------------------------------------------------------------------

METROPOLITAN HEALTH NETWORKS    COM               592142103      179 100000   SH         SOLE                100000
------------------------------------------------------------------------------------------------------------------------------------

NORTHERN OIL & GAS INC NEV      COM               665531109      251  18900   SH         SOLE                 18900
------------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT                   COM               629491101      659  13000   SH         SOLE                 13000
------------------------------------------------------------------------------------------------------------------------------------

PAN AMERICAN SILVER CORP        COM               697900108      346  10000   SH         SOLE                 10000
------------------------------------------------------------------------------------------------------------------------------------

PEABODY ENERGY CORP             COM               704549104     1761  20000   SH         SOLE                 20000
------------------------------------------------------------------------------------------------------------------------------------

POSCO                           SPONSORED ADR     693483109     4153  32000   SH         SOLE                 32000
------------------------------------------------------------------------------------------------------------------------------------

PRECISION CASTPARTS CORP        COM               740189105      964  10000   SH         SOLE                 10000
------------------------------------------------------------------------------------------------------------------------------------

PROGRESSIVE CORP OHIO           COM               743315103      562  30000   SH         SOLE                 30000
------------------------------------------------------------------------------------------------------------------------------------

SPDR TR                         UNIT SER 1        78462F103    25519 199400   SH         SOLE                199400
------------------------------------------------------------------------------------------------------------------------------------

SILVER STD RES INC              COM               82823L106      287  10000   SH         SOLE                 10000
------------------------------------------------------------------------------------------------------------------------------------

THERAVANCE INC                  COM               88338T104      594  50000   SH         SOLE                 50000
------------------------------------------------------------------------------------------------------------------------------------

TORCH ENERGY ROYALTY TRUST      UNIT BEN INT      891013104      737  79721   SH         SOLE                 79721
------------------------------------------------------------------------------------------------------------------------------------

WHITING PETE CORP NEW           COM               966387102      308   2900   SH         SOLE                  2900
------------------------------------------------------------------------------------------------------------------------------------


                                                                        4